Other income (expense) - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
(Loss) gain on investment, equity loss of share obligation	$ 49	$ (43)
Losses on disposals of property, plant and equipment		$ 45